Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Acquisition
Schedule of fair values of the assets acquired and liabilities assumed

Current assets	$5,887
Property and equipment, net	796
Right-of-use assets	335
Other assets	1,898
Goodwill	21,566
Developed technology	2,730
Liabilities assumed	(2,650)
Total purchase price	30,562
Less: cash acquired	(5,207)
Total purchase price, net of cash acquired	$25,355

Current assets	$5,887
Property and equipment, net	796
Right-of-use assets	335
Other assets	1,898
Goodwill	21,566
Developed technology	2,730
Liabilities assumed	(2,650)
Total purchase price	30,562
Less: cash acquired	(5,207)
Total purchase price, net of cash acquired	$25,355

Schedule of pro forma results of operations of acquisition

	Revenue	Net Loss
	(Unaudited)	(Unaudited)
Combined entity: Supplemental pro forma from January 1, 2021 to December 31, 2021	$13,432	$(69,452)
Combined entity: Supplemental pro forma from January 1, 2020 to December 31, 2020	12,887	(33,965)